Short-Term Borrowings	12 Months Ended
Dec. 31, 2025
Short-Term Borrowings
Short-Term Borrowings

Note 16.  Short-Term Borrowings

	December 31,	December 31,
	2024	2025

	(in thousands)
Unsecured borrowings	$—	140
Secured borrowings	$503,700	568,200
Unused credit lines	$258,917	258,623
Interest rate	0.3%~0.35%	0.3%~2.22%

As of December 31, 2024 and 2025, cash and time deposits totaling $503,700 thousand and $568,200 thousand are pledged as collateral, respectively.

As of December 31, 2025, unused credit lines will expire between January 2026 and October 2026. Among the unused credit lines, $110,729 thousand will expire before the end of March 2026, and $163,300 thousand belonging to the parent company, Himax Technologies, Inc., needs to be secured with equal amount of cash and time deposits when borrowing money from banks.

The reconciliation of borrowings to cash flows arising from financing activities was as follows:

	Unsecured	Secured
	borrowings	borrowings

	(in thousands)
January 1, 2024	$—	453,000
Change from financing activities:
Proceeds from borrowings	—	1,780,300
Repayments of borrowings	—	(1,729,600)
Total changes from financing activities	—	50,700
December 31, 2024	—	503,700
Change from financing activities:
Acquisitions through business combinations	325	—
Proceeds from borrowings	946	2,200,560
Repayments of borrowings	(1,125)	(2,136,060)
Effect of exchange rate changes	(6)	—
Total changes from financing activities	140	64,500
December 31, 2025	$140	568,200